CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Home sales revenues	$ 90,735,000	$ 63,631,000	$ 41,494,000	$ 41,291,000	$ 24,717,000	$ 25,213,000	$ 25,027,000	$ 26,204,000	$ 19,586,000			$ 217,734,000	$ 107,502,000	$ 171,133,000	$ 96,030,000
Cost of home sales revenues	70,896,000		31,948,000									166,367,000	81,084,000	129,651,000	75,448,000
Gross margin from home sales	19,839,000	15,064,000	9,546,000	10,654,000	6,218,000	4,955,000	4,992,000	6,315,000	4,320,000			51,367,000	26,418,000	41,482,000	20,582,000
Golf course and other revenue	1,226,000											3,750,000
Cost of golf course and other revenue	2,175,000											4,329,000
Gross margin from golf course and other	(949,000)											(579,000)
Selling, general, and administrative	12,584,000		5,682,000									30,906,000	13,244,000	23,622,000	13,496,000
Operating income	6,306,000		3,864,000									19,882,000	13,174,000	17,860,000	7,086,000
Other income (expense):
Interest income	130,000		98,000									267,000	152,000	228,000	11,000
Interest expense	(2,000)											(13,000)
Other expense														(26,000)	342,000
Acquisition expense	(119,000)		(329,000)									(923,000)	(329,000)
Other income	327,000		151,000									585,000	332,000
Gain/(Loss) on disposition of assets	55,000											145,000	9,000	11,000
Income before tax expense	6,697,000	4,736,000	3,784,000	6,526,000	3,027,000	1,070,000	1,776,000	3,251,000	1,342,000			19,943,000	13,338,000	18,073,000	7,439,000
Income tax expense	2,570,000		1,346,000		0							7,109,000	3,330,000	5,642,000
Deferred taxes on conversion to a corporation													627,000	627,000
Consolidated net income of Century Communities, Inc.	4,127,000		2,438,000							4,030,000	8,401,000	12,834,000	9,381,000	12,431,000	7,439,000
Net income attributable to the noncontrolling interests													52,000	52,000	1,301,000
Income attributable to common stockholders	4,127,000	3,050,000	2,438,000	3,915,000	2,976,000	1,263,000	814,000	2,715,000	1,346,000			12,834,000	9,329,000	12,379,000	6,138,000
Earnings per share:
Basic and Diluted	$ 0.19	$ 0.18	$ 0.14	$ 0.32	$ 0.60							$ 0.68	$ 0.81	$ 0.95
Weighted average common shares outstanding:
Basic and Diluted	21,113,708		17,075,000									18,635,986	11,457,692	12,873,562
Unaudited pro-forma net income, income attributable to common stockholders, and earnings per share (Note 16):
Pro-forma consolidated net income of Century Communities, Inc.	4,142,000		5,467,000									14,548,000	14,487,000	12,185,000	5,388,000
Pro-forma income attributable to common stockholders	4,072,000		5,424,000									14,324,000	14,329,000	12,031,000	4,087,000
Pro-forma basic and diluted earnings per share	$ 0.19		$ 0.32									$ 0.77	$ 1.25	$ 0.93	$ 0.82
Unaudited pro-forma weighted average common shares (Note 16):
Pro-forma basic and diluted	21,113,708		17,075,000									18,635,986	11,457,692	12,873,562	5,000,000
Pre-conversion [Member]
Other income (expense):
Income tax expense														$ 5,015,000